Subsequent Events (Details) - Forecast [Member]	Jun. 09, 2025 USD ($)	Jun. 09, 2025 HKD ($)
Subsequent Events [Line Items]
Total purchase price	$ 63,750	$ 500,000
Ms. Junli Yang [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Percentage of equity interest	71.50%	71.50%
Ms. Yung Yung Lo, [Member] | Chief Financial Officer [Member]
Subsequent Events [Line Items]
Percentage of equity interest	8.30%	8.30%
ZYNL [Member]
Subsequent Events [Line Items]
Percentage of equity interest	100.00%	100.00%